Operating and Direct Financing Leases - Schedule of Estimated Future Minimum Rental Payments to be Received and Paid Under Lease Contracts (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Head Lease Receipts [Member]
Head Lease Receipts
2017	$ 21,242
2018	21,242
2019	21,242
2020	21,242
2021	21,242
Thereafter	154,095
Total	260,305
Sublease Payments [Member]
Sublease Payments
2017	24,113
2018	24,113
2019	24,113
2020	24,113
2021	24,113
Thereafter	174,959
Total	$ 295,524